Deferred tax - Unremitted earning (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	R 38,910	R 32,268
Tax effect if remitted	1,012	724
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	26,123	22,788
Tax effect if remitted	587	489
Rest of Africa
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	4,984	2,580
Tax effect if remitted	399	206
Other countries
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	7,803	6,900
Tax effect if remitted	R 26	R 29